Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Schedule of subsidiaries
	Country of incorporation	Activity	Ownership
			30 June 2021	31 December 2020

International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	100%
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	100%

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:

I.G.I Underwriting /Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:

Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
International General Insurance Company (Europe) SE*	Malta	Reinsurance and insurance	100%	-
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

Schedule of interim condensed consolidated statements of financial position
	30 June 2020
	As previously reported	Restatement adjustments	As restated
	USD ’000	USD ’000	USD ’000
Interim condensed consolidated statements of financial position
Equity:
Warrants	12,213	(12,213)	-
Share premium	154,225	3,003	157,228
Retained earnings	193,306	3,347	196,653
Total equity	366,274	(5,863)	360,411

Liabilities:
Derivative financial liability	-	5,863	5,863
Total liabilities	800,902	5,863	806,765

Interim condensed consolidated statement of income
Change in fair value of derivative financial liability	-	3,347	3,347
Profit before tax	11,593	3,347	14,940
Profit for the period	11,160	3,347	14,507
Basic and dilutive earnings per share (USD)	0.26	0.07	0.33

Interim condensed consolidated statement of comprehensive income
Total comprehensive income for the period	13,265	3,347	16,612